Leases (Tables)	12 Months Ended
Dec. 31, 2010
Future Minimum Annual Rental Commitments Required Under Non-Cancelable Leases

The following table presents the future minimum annual rental commitments required under non-cancelable leases for which we are the lessee as of December 31, 2010. Minimum payments for the operating leases have not been reduced by aggregate minimum sublease rentals from restaurants of approximately $6 million payable to us under non-cancelable subleases.

	Capital Leases	Operating Leases
	(in millions)
2011	$3	$109
2012	3	104
2013	2	34
2014	2	32
2015	2	31
Thereafter	147	1,022

Total minimum lease payments	159	$1,332

Less: amount representing interest	(32)

Present value of minimum lease payments	$127

Rent Expense

Rent expense is included in other property-level expenses line item and consists of (in millions):

	2010	2009	2008
Minimum rentals on operating leases	$128	$122	$121
Additional rentals based on sales	19	23	39
Rental payments based on real estate tax assessments	21	19	—
Less: sublease rentals	(44)	(83)	(90)

	$124	$81	$70